Regulated Operations Plant and Leases - Supplemental Information Related to Leases Included in Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Southwest Gas Corporation
Lessee, Lease, Description [Line Items]
Operating lease ROU assets	$ 2,072	$ 2,195
Operating lease liabilities, current	607	656
Operating lease liabilities, noncurrent	1,500	1,586
Total	$ 2,107	$ 2,242
Operating lease, weighted average remaining lease term (in years)	4 years 2 months 19 days	4 years 2 months 26 days
Operating lease, weighted average discount rate	4.90%	4.49%
Centuri
Lessee, Lease, Description [Line Items]
Operating lease ROU assets	$ 80,638	$ 81,010
Operating lease liabilities, current	12,185	10,032
Operating lease liabilities, noncurrent	72,930	75,247
Total	$ 85,115	$ 85,279
Operating lease, weighted average remaining lease term (in years)	7 years 6 months 25 days	10 years 29 days
Finance lease, weighted average remaining lease term (in years)	3 years 11 months 1 day	2 years 1 month 13 days
Operating lease, weighted average discount rate	3.95%	4.05%
Finance lease, weighted average discount rate	2.58%	5.55%
Finance lease ROU assets	$ 30,705	$ 752
Finance lease liabilities, current	8,858	202
Finance lease liabilities, noncurrent	20,585	490
Finance lease liabilities	$ 29,443	$ 692